Property, Plant and Equipment, Net (Details) ¥ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	¥ 1,583	$ 221,000	¥ 2,606	$ 2,872	¥ 2,522	¥ 2,429
Impairment of property, plant and equipment						¥ 1,896